Summary of Significant Accounting Policies (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Goodwill	$ 9,715	$ 9,715